LINE OF CREDIT (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Line Of Credit Facility [Abstract]
Schedule of line of credit facilities
($ in thousands)	For year ended June 30,
	2016	2015
Principal balance at period-end	$7,217	$4,000
Unamortized discount	(98)	-
Line of credit, net	$7,119	$4,000
Maximum amount outstanding at any month end	$7,217	$5,000
Average balance outstanding during the period	$4,959	$4,100
Weighted-average interest rate:
As of the period-end	5.8%	5.3%
Paid during the period	5.5%	5.3%